VARIABLE INTEREST ENTITIES - Carrying Value of VIEs and Maximum Exposure (Details) - Variable Interest Entity, Not Primary Beneficiary - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Balance sheet
Equity investments	$ 4,720	$ 4,575
Off-balance sheet
Potential exposure to guarantees	466	170
Maximum exposure to loss	$ 5,186	$ 4,745